Interbank Deposits and Securities Purchased Under Agreements to Resell - Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 55,711	R$ 35,883	R$ 55,104
Interbank deposits	3,888	4,561	R$ 3,295
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	239,935	198,422
Collateral held	63,174	45,063
Collateral repledge	150,591	134,116
Assets received as collateral with right to sell or repledge	20,367	6,644
Assets received as collateral without right to sell or repledge	130,224	127,472
Collateral sold	26,170	19,243
Interbank deposits	55,637	34,581
Total	295,572	233,003
Current [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	239,848	198,260
Collateral held	63,087	44,901
Collateral repledge	150,591	134,116
Assets received as collateral with right to sell or repledge	20,367	6,644
Assets received as collateral without right to sell or repledge	130,224	127,472
Collateral sold	26,170	19,243
Interbank deposits	48,586	31,075
Total	288,434	229,335
Non-current [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	87	162
Collateral held	87	162
Interbank deposits	7,051	3,506
Total	R$ 7,138	R$ 3,668